Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Schedule of Number of Shares of Common Stock Reserved for Future Issuance	The Company has reserved the following number of shares of common stock for future issuance upon the exercise of options, vesting of restricted stock units or grant of equity awards:

	June 30, 2020	December 31, 2019
Options issued and outstanding	2,140,012	2,562,800
Unvested restricted stock units	661,778	828,935
Options available for future grants	2,260,656	215,043
Shares available for issuance under the 2018 ESPP	920,030	555,583

Total	5,982,476	4,162,361

As of December 31, 2019 and 2018, the Company has reserved the following number of shares of common stock for future issuance upon the exercise of options, vesting of restricted stock units or grant of equity awards:

	As of December 31,
	2019	2018
Options issued and outstanding	2,562,800	1,122,677
Unvested restricted stock units	828,935	24,960
Options available for future grants	212,308	1,350,582
Shares available for issuance under the 2018 ESPP	555,583	275,030

Total	4,159,626	2,773,249